Goodwill - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Goodwill [Line Items]
Purchase price adjustment	$ 0.8
HMH Holding BV And Subsidiaries [Member]
Goodwill [Line Items]
Purchase price adjustment		$ 1.9